Average Annual Total Returns - VIPValuePortfolio-InitialServiceService2PRO - VIPValuePortfolio-InitialServiceService2PRO - VIP Value Portfolio	Apr. 29, 2024
VIP Value Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	19.79%
Past 5 years	15.98%
Past 10 years	9.99%
VIP Value Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	19.67%
Past 5 years	15.88%
Past 10 years	9.88%
VIP Value Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	19.47%
Past 5 years	15.69%
Past 10 years	9.71%
RS008
Average Annual Return:
Past 1 year	11.66%
Past 5 years	10.84%
Past 10 years	8.28%